Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Roll Forward of provisions for reclamation and waste disposal

	Reclamation	Waste disposal	Total

Beginning of year	$899,261	$9,521	$908,782
Changes in estimates and discount rates
Capitalized in property, plant and equipment [note 8]	17,541	-	17,541
Recognized in earnings	43	(546)	(503)
Provisions used during the period	(13,343)	(989)	(14,332)
Unwinding of discount [note 17]	21,866	154	22,020
Effect of movements in exchange rates	(19,968)	-	(19,968)

End of period	$905,400	$8,140	$913,540

Current	$36,617	$1,890	$38,507
Non-current	868,783	6,250	875,033

	$905,400	$8,140	$913,540

Reclamation provisions

	2017	2016

Uranium	$669,835	$645,219
Fuel services	235,565	254,042

Total	$905,400	$899,261